SHAREHOLDERS' EQUITY - Cumulative Share-based Compensation Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation
Cash withholding taxes	$ 7,232	$ 4,952
Equity-settled Long-term Incentive Plans
Share-Based Compensation
Cumulative recognized share-based compensation expense	32,038
Unrecognized share-based compensation expense	12,941
Fair value	44,979
PSU
Share-Based Compensation
Cumulative recognized share-based compensation expense	18,564
Unrecognized share-based compensation expense	7,444
Fair value	$ 26,008
Weighted-average remaining contractual term (years)	1 year 9 months 18 days
RSU
Share-Based Compensation
Cumulative recognized share-based compensation expense	$ 13,474
Unrecognized share-based compensation expense	5,497
Fair value	$ 18,971
Weighted-average remaining contractual term (years)	1 year 4 months 24 days